GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues from distributors	37.00%	27.00%	36.00%	33.00%	10.00%